Intangible assets, excluding goodwill	12 Months Ended
Dec. 31, 2022
Intangible assets, excluding goodwill
Intangible assets, excluding goodwill

(14) Intangible assets, excluding goodwill

The development of intangible assets in 2022 and 2021 is shown in the following tables.

	2022
	k€

	Patents and	Developed	Customer		Favorable
	licenses	technology	related	Trademarks	Contract	Total
Acquisition and manufacturing costs
Amount beginning of the year	11,211	99,784	69,089	6,539	—	186,623
Foreign currency translation	—	34	—	—	—	34
Additions	—	917	—	—	—	917
Business combination	1,672	—	—	—	—	1,672
Disposals	—	—	—	—	—	—
Reclass	—	—	—	—	—	—
Amount end of the year	12,883	100,735	69,089	6,539	—	189,246

Depreciation, amortization and write-downs
Amount beginning of the year	10,182	92,983	47,391	5,216	—	155,772
Foreign currency translation	—	(438)	45	—	—	(393)
Additions	1,223	1,559	6,969	297	—	10,048
Disposals	—	—	—	—	—	—
Reclass	(56)	56	—	—	—	—
Impairment	—	—	—	—	—	—

Amount end of the year	11,349	94,160	54,405	5,513	—	165,427
Net book value
Amount beginning of the year	1,029	6,801	21,698	1,323	—	30,851
Amount end of the year	1,534	6,575	14,684	1,026	—	23,819

	2021
	k€
	Patents
	and	Developed	Customer		Favorable
	licenses	technology	related	Trademarks	Contract	Total
Acquisition and manufacturing costs
Amount beginning of the year	10,772	98,845	67,647	6,539	62,033	245,836
Foreign currency translation	—	939	1,442	—	—	2,381
Additions	439	—	—	—	—	439
Business combination	—	—	—	—	—	—
Disposals	—	—	—	—	62,033	62,033
Reclass	—	—	—	—	—	—
Amount end of the year	11,211	99,784	69,089	6,539	—	186,623

Depreciation, amortization and write-downs
Amount beginning of the year	10,095	90,272	37,786	4,574	5,073	147,800
Foreign currency translation	—	348	691	—	—	1,039
Additions	87	1,680	8,914	642	689	12,012
Disposals	—	—	—	—	5,762	5,762
Reclass	—	—	—	—	—	—
Impairment	—	683	—	—	—	683

Amount end of the year	10,182	92,983	47,391	5,216	—	155,772
Net book value
Amount beginning of the year	677	8,573	29,861	1,965	56,960	98,036
Amount end of the year	1,029	6,801	21,698	1,323	—	30,851

Intangible assets excluding goodwill decreased by k€ 7,032 from k€ 30,851 at 31 December 2021 to k€ 23,819 at 31 December 2022. This decrease is mainly due to amortization of the Evotec customer base of k€ 6,969, of which k€ 5,557 relates to the Aptuit customer base.

In the financial year 2021 a developed technology in the amount of k€ 683 was impaired.